Earnings Per Share (“EPS”) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Calculations of Basic and Diluted EPS

The calculations of basic and diluted EPS are as follows:

	Nine Months Ended September 30, 2022			Nine Months Ended September 30, 2021
		Weighted			Weighted
		Average	Loss		Average	Earnings
	Net	Shares	Per	Net	Shares	Per
	Loss	Outstanding	Share	Income	Outstanding	Share
	(in thousands, except per share data)			(in thousands, except per share data)
Basic:
As reported	$(1,054)	34,683	$(0.03)	$420	27,812
Amounts allocated to unvested restricted shares and warrants	-	-		(22)	(1,439)
Amounts available to common stockholders	$(1,054)	34,683	$(0.03)	$398	26,373	$0.02
Diluted:
Amounts allocated to unvested restricted shares	-	-		23	1,439
Stock warrants	-	-		-	3,964
Shares of common stock to be issued for convertible note	-	-		31	10,000
Amounts reallocated to unvested restricted shares	-	-		(23)	-
Amounts available to stockholders and assumed conversions	$(1,054)	34,683	$(0.03)	$429	41,776	$0.01

	Three Months Ended September 30, 2022			Three Months Ended September 30, 2021
		Weighted			Weighted
		Average	Loss		Average	Earnings
	Net	Shares	Per	Net	Shares	Per
	Loss	Outstanding	Share	Income	Outstanding	Share
	(in thousands, except per share data)			(in thousands, except per share data)
Basic:
As reported	$345	35,696		$(195)	33,064
Amounts allocated to unvested restricted shares	-	-		-	-
Amounts available to common stockholders	$345	35,696	$0.01	$(195)	33,064	$(0.01)
Diluted:
Amounts allocated to unvested restricted shares	-	-		-	-
Amounts reallocated to unvested restricted shares	-	-		-	-
Amounts available to stockholders and assumed conversions	$345	35,696	$0.01	$(195)	33,064	$(0.01)

The calculations of basic and diluted EPS are as follows:

	Years Ended December 31, 2021			Years Ended December 31, 2020
	Net Loss	Weighted Average Shares Outstanding	Loss Per Share	Net Income	Weighted Average Shares Outstanding	Earnings Per Share
	(in thousands, except per share data)			(in thousands, except per share data)
Basic:
As reported	$(566)	29,187		$16,009	23,230
Amounts allocated to unvested restricted shares and warrants	-	-		(106)	(154)
Amounts available to common stockholders	$(566)	29,187	$(0.02)	$15,903	23,076	$0.69
Diluted:
Amounts allocated to unvested restricted shares	-	-		106	154
Stock warrants	-	-		-	-
Incremental shares to be issued for convertible note - related party	-	-		-	-
Amounts reallocated to unvested restricted shares	-	-		(107)	-
Amounts available to stockholders and assumed conversions	$(566)	29,187	$(0.02)	$15,902	23,230	$0.69